Results for the Year - Income tax - Deferred tax (Details) kr in Millions	12 Months Ended
	Dec. 31, 2018 DKK (kr) item	Dec. 31, 2018 EUR (€) item	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Income tax expense :
(Loss) income before tax			$ (8,926,000)		$ 1,184,488,000	$ (54,539,000)
Tax benefit (expense) at the Company's statutory income tax rate			1,964,000		(260,587,000)	11,999,000
Non-deductible expenses for tax purposes			(2,000)		(1,780,000)	(3,100,000)
(Unrecognized) recognized deferred tax assets			(1,912,000)		(48,000)	11,460,000
Adjustment related to prior year			161,000
Total income tax benefit (expense)			$ 204,000		$ (267,395,000)	$ 21,203,000
Effective tax rate (as a percent)	2.30%	2.30%	2.30%	22.60%	22.60%	38.90%
Deferred tax
Recognized tax benefits within the consolidated statement of changes in shareholders' equity					$ 6,334,000	$ 2,823,000
Unrecognized deferred tax assets, net			$ 5,808,000		$ 7,030,000
Period of tax audits				5 years	5 years
Number of audits | item	2	2	2
Cash payments to equity awards		€ 650,000	$ 761,000	€ 36,200,000	$ 43,400,000
Denmark
Income tax expense :
Statutory tax rates (as a percent)	22.00%	22.00%	22.00%	22.00%	22.00%	22.00%
Deferred tax
Percentage of threshold taxable income limit to use tax carry forwards	100.00%	100.00%	100.00%
Threshold taxable income limit to use tax carry forwards	kr 8.2		$ 1,300,000
Percentage of taxable income above threshold limit to use tax carry forwards	60.00%	60.00%	60.00%
Germany
Income tax expense :
Effect of higher tax rate in Germany			$ (7,000)		$ (4,980,000)	$ 844,000
Statutory tax rates (as a percent)	31.90%	31.90%	31.90%	31.90%	31.90%	31.90%
Net operating loss carryforwards | Denmark
Deferred tax
Unrecognized deductible temporary differences			$ 4,276,000
Net operating loss carryforwards | Germany
Deferred tax
Unrecognized deductible temporary differences			13,793,000		$ 14,805,000	$ 13,273,000
Tax effect of tax loss carry forwards
Deferred tax
Unrecognized deferred tax assets, net			5,344,000		4,726,000
Share-based payment
Deferred tax
Unrecognized deferred tax assets, net			503,000		2,304,000
Share-based payment | Denmark
Deferred tax
Unrecognized deductible temporary differences			2,107,000		$ 10,474,000	$ 22,163,000
Other
Deferred tax
Unrecognized deferred tax assets, net			$ (39,000)